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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado   July 21, 2011
   ------------------------------    -----------------   -------------
           [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $180,283
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                       13F
                                    6/30/2011

          Column 1           Column 2 Column 3  Column 4           Column 5             Column 6  Column 7       Column 8
---------------------------- -------- -------- --------- ----------------------------- ---------- -------- ---------------------
                                                                                                              Voting Authority
                               Title             Value   Shares or PRN                 Investment  Other
       Name of Issuer        of Class  Cusip   (x 1,000)    Amount     SH/PRN Put/Call Discretion Managers    Sole   Shared None
--------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP             COM      00388130       492        13,400   SH               Sole                13,400
AKORN INC                    COM      00972810     7,089     1,012,685   SH               Sole             1,012,685
ALLOT COMMUNICATIONS LTD     COM      M0854Q10     8,915       487,427   SH               Sole               487,427
AMERICAS CAR MART INC        COM      03062T10     4,857       147,179   SH               Sole               147,179
AMERIGON INC                 COM      03070L30     2,922       168,099   SH               Sole               168,099
APOGEE ENTERPRISES INC       COM      03759810     2,987       233,200   SH               Sole               233,200
AVIAT NETWORKS INC           COM      05366Y10     2,786       707,083   SH               Sole               707,083
AXT INC                      COM      00246W10     4,708       555,200   SH               Sole               555,200
BANK OF THE OZARKS INC       COM      06390410     4,987        95,790   SH               Sole                95,790
BCD SEMICONDUCTOR MFG LTD    COM      05534720     1,453       209,696   SH               Sole               209,696
CEVA INC                     COM      15721010     1,755        57,626   SH               Sole                57,626
CHART INDS INC               COM      16115Q30     3,228        59,800   SH               Sole                59,800
CTPARTNERS EXECUTIVE SEARCH  COM      22945C10     1,435       120,062   SH               Sole               120,062
DELUXE CORP                  COM      24801910     5,238       211,975   SH               Sole               211,975
DIGITALGLOBE INC             COM      25389M87     7,668       301,777   SH               Sole               301,777
DYCOM INDS INC               COM      26747510     1,245        76,211   SH               Sole                76,211
EXPONENT INC                 COM      30214U10     2,198        50,511   SH               Sole                50,511
GEO GROUP INC                COM      36159R10     7,446       323,300   SH               Sole               323,300
GORMAN RUPP CO               COM      38308210     2,190        66,487   SH               Sole                66,487
GRAHAM CORP                  COM      38455610     4,064       199,230   SH               Sole               199,230
GSI GROUP INC CDA NEW        COM      36191C20     5,030       417,445   SH               Sole               417,445
HFF INC                      COM      40418F10     1,322        87,591   SH               Sole                87,591
ICU MED INC                  COM      44930G10     4,600       105,270   SH               Sole               105,270
II VI INC                    COM      90210410     2,166        84,600   SH               Sole                84,600
JAZZ PHARMACEUTICALS INC     COM      47214710     4,331       129,873   SH               Sole               129,873
KINDRED HEALTHCARE INC       COM      49458010     2,362       110,000   SH               Sole               110,000
KMG CHEMICALS INC            COM      48256410     3,033       180,084   SH               Sole               180,084
LSB INDS INC                 COM      50216010     4,670       108,800   SH               Sole               108,800
MAIDENFORM BRANDS INC        COM      56030510     4,298       155,390   SH               Sole               155,390
MARTEN TRANS LTD             COM      57307510     4,496       208,165   SH               Sole               208,165
MEADOWBROOK INS GRP INC      COM      58319P10     4,909       495,400   SH               Sole               495,400
METTLER TOLEDO INTERNATIONAL COM      59268810     5,532        32,800   SH               Sole                32,800
NATUS MEDICAL INC DEL        COM      63905010     2,557       168,760   SH               Sole               168,760
NVE CORP                     COM      62944520     9,614       164,481   SH               Sole               164,481
OPLINK COMMUNICATIONS INC    COM      68375Q40     4,541       244,030   SH               Sole               244,030
PACIFIC CONTINENTAL CORP     COM      69412V10     1,219       133,214   SH               Sole               133,214
PENN NATL GAMING INC         COM      70756910     4,913       121,800   SH               Sole               121,800
SAGENT PHARMACEUTICALS INC   COM      78669210     1,349        50,000   SH               Sole                50,000
SUPERIOR ENERGY SVCS INC     COM      86815710     4,160       112,000   SH               Sole               112,000
SYNERGETICS USA INC          COM      87160G10     2,020       366,538   SH               Sole               366,538
TEMPUR PEDIC INTL INC        COM      88023U10     4,594        67,732   SH               Sole                67,732
TENNANT CO                   COM      88034510     3,944        98,769   SH               Sole                98,769
TYLER TECHNOLOGIES INC       COM      90225210     2,426        90,602   SH               Sole                90,602
UMPQUA HLDGS CORP            COM      90421410     2,407       208,000   SH               Sole               208,000
VALMONT INDS INC             COM      92025310     1,542        16,000   SH               Sole                16,000
WATERS CORP                  COM      94184810     3,399        35,500   SH               Sole                35,500
WET SEAL INC                 COM      96184010     3,953       884,300   SH               Sole               884,300
WMS INDS INC                 COM      92929710     3,235       105,300   SH               Sole               105,300